UNITED STATES SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

         FORM 13F

         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check Only One):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Century Securities Associates, Inc.
Address: One Financial Plaza,  501 N. Broadway
         St. Louis, Missouri 63102

13F File Number:

The institutional investment manager filing this report & the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott McCuaig
Title: President, Private Client Group & Chief Operating Officer
Phone: (314) 342-2844
Signature, Place, and Date of Signing:

    Scott McCuaig     St. Louis, Missouri          December 31, 2010

Report Type:  (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

CENTURY SECURITIES ASSOCIATES, INC.
FORM 13F SUMMARY PAGE
AS OF DATE: 12/31/10


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   59

FORM 13F INFORMATION TABLE VALUE TOTAL:   $15,394,338

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

CENTURY SECURITIES ASSOCIATES, INC.
DISCRETIONARY OWNERSHIP FOR 13F
AS OF DATE: 12/31/10

NAME OF ISSUER	CLASS	CUSIP	VALUE	SHARES	SOLE	NONE
AMERICAN TOWER CORP     	COM	29912201	276067	5346	0	5346
APPLE INC               	COM	37833100	476099	1476	12	1464
ARCH COAL INC           	COM	39380100	252432	7200	0	7200
AT&T INC                	COM	00206R102   	332729	11325	333	10992
BANK AMER CORP          	PRF	60505559	381601	14785	577	14208
BOEING COMPANY          	COM	97023105	448532	6873	71	6802
BROADCOM CORP CLASS A   	COM	111320107	209040	4800	0	4800
CAPSTEAD MTG CORP NEW	ETF	14067E506   	137181	10896	422	10474
CATERPILLAR INC         	COM	149123101	329871	3522	0	3522
CHEVRON CORP            	COM	166764100	270009	2959	139	2820
CHICAGO BRIDGE & IRON   	COM	167250109	315840	9600	0	9600
CHINA TEL GROUP INC     	COM	16944J103   	1675	10000	0	10000
CLIFFS NATURAL RESOURCES	COM	18683K101   	228647	2931	0	2931
COACH INC               	COM	189754104	278375	5033	0	5033
CYPRESS SHARPRIDGE	ETF	23281A307   	242553	18788	492	18296
DANAHER CORP            	COM	235851102	270095	5726	76	5650
DECKERS OUTDOOR CORP    	COM	243537107	370791	4650	0	4650
DEUTSCHE BANK CONTINGENT	PRF	25153X208   	202563	8750	0	8750
DISC MOTION          WTS	WAR	            	0	40000	0	40000
DISC MOTION TECHNOLGIES 	CVB	            	0	60000	0	60000
DISC MOTION TECHNOLOGIES	COM	            	75000	50000	0	50000
FIRST NIAGARA FINANCIAL 	COM	33582V108   	152983	10943	403	10540
GENERAL ELECTRIC CAPITAL	PRF	369622485	247065	9750	0	9750
GENERAL ELECTRIC COMPANY	COM	369604103	398978	21814	814	21000
GENUINE PARTS COMPANY   	COM	372460105	256700	5000	0	5000
HEXCEL CORP          NEW	COM	428291108	303116	16756	267	16489
INTEL CORP              	COM	458140100	257512	12245	459	11786
INTERNATIONAL BUSINESS  	COM	459200101	396839	2704	38	2666
ISHARES IBOXX           	ETF	464287242	285306	2631	523	2108
ISHARES TR              	ETF	464287598	255847	3944	0	3944
ISHARES TR              	ETF	464287614	442760	7732	0	7732
ISHARES TR DOW JONES US 	ETF	464287739	350310	6260	184	6076
ISHARES TR MSCI         	ETF	464287234	357410	7502	400	7102
ISHARES TRUST           	ETF	464287440	492930	5254	626	4628
ISHARES TRUST           	ETF	464288687	242849	6259	0	6259
JOHNSON & JOHNSON       	COM	478160104	224948	3637	122	3515
KINDER MORGAN ENERGY    	COM	494550106	330222	4700	0	4700
KV PHARMACEUTICAL       	COM	482740206	136894	53684	0	53684
LADISH INC           NEW	COM	505754200	306306	6300	0	6300
MCDONALDS CORP          	COM	580135101	324772	4231	0	4231
MOTOROLA INC         CHG	COM	620076109	215866	23800	0	23800
NATIONAL CITY CORP      	CVB	635405AW3   	10013	10000	0	10000
NATIONAL FUEL GAS       	COM	636180101	278885	4250	0	4250
NEW YORK COMMUNITY      	COM	649445103	216869	11505	0	11505
OLD DOMINION FREIGHT    	COM	679580100	259119	8100	0	8100
POWERSHARES DB MULTI    	COM	73936B200   	262987	5075	0	5075
PPLUS TRUST             	PRF	73941X874   	313698	13580	0	13580
PROCTER & GAMBLE COMPANY	COM	742718109	300035	4664	151	4513
SAFE BULKERS INC        	COM	Y7388L103   	127992	14446	548	13898
SCOTTS MIRACLE-GRO CO   	COM	810186106	246235	4850	0	4850
SCRIPPS NETWORKS        	COM	811065101	274275	5300	0	5300
SKYWORKS SOLUTIONS INC  	COM	83088M102   	294889	10300	0	10300
SOUTHWEST AIRLINES      	COM	844741108	174451	13440	0	13440
SPDR GOLD TRUST         	COM	78463V107   	272030	1961	108	1853
SPDR S&P 500 ETF TRUST  	ETF	78462F103   	232386	1848	0	1848
TRIQUINT SEMICONDUCTOR  	COM	89674K103   	185871	15900	0	15900
UNDER ARMOUR INC        	COM	904311107	292517	5334	0	5334
UNION PACIFIC CORP      	COM	907818108	264081	2850	0	2850
VANGUARD SMALL CAP VALUE	ETF	922908611	309294	4626	321	4305